Intangible Assets - Summary of Amortisation Profile of Intangible Assets (Detail) £ in Millions	Dec. 31, 2021 GBP (£)
Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 121
Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	30
Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	42
One to five years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	92
One to five years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	24
One to five years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
One to five years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	27
Six to ten years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	29
Six to ten years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	6
Six to ten years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 15